Engineering Development (Annual) (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2011	Dec. 31, 2010
Engineering Development Expenses		$ 187,000	$ 670,000
Write-off Engineering Software	$ 456,000